RBC FUNDS TRUST

Access Capital Community Investment Fund

Supplement dated September 7, 2012 to the
Prospectus (“Prospectus”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

Effective September 7, 2012, the “Portfolio Managers” sections on pages 7 and 18 of the Prospectus are deleted and replaced respectively with the following:

Portfolio Manager

The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Brian Svendahl, Managing Director and Senior Portfolio Manager of the Advisor, has been a Portfolio Manager of the Fund, and its predecessor, since 2006.

Portfolio Manager

The Advisor is responsible for the overall management of the Fund’s portfolio, including security analysis, industry recommendations, cash positions, the purchase and sell decision making process and general daily oversight of the Fund’s portfolio. The individual primarily responsible for the day-to-day management of the Fund’s portfolio is set forth below:

Portfolio Manager Name	Title	Role on Fund Since[1]	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years

Brian Svendahl	Managing Director, Senior Portfolio Manager	Portfolio Manager on Fund since 9/2012; Co-Portfolio Manager on Fund 10/2006 to 8/2012	20 years	BS, University of Minnesota, BBA and MBA, University of Minnesota, Carlson School of Management, CFA Member	Managing Director and Senior Portfolio Manager at the Advisor since 2005; Risk Manager and Senior Vice President, Wells Fargo Brokerage Services, LLC, 2000-2005

Additional information about the portfolio manager’s compensation arrangements, other accounts managed by the portfolio manager, as applicable, and the portfolio manager’s ownership of securities of the funds he manages is available in the Fund’s SAI.

1 This information reflects the role of the portfolio manager of the Fund and the predecessor fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC Mid Cap Value Fund
RBC SMID Cap Growth Fund
RBC Enterprise Fund
RBC Small Cap Core Fund
RBC Microcap Value Fund
Access Capital Community Investment Fund

Supplement dated September 7, 2012 to the Statement of Additional
Information (“SAI”) dated November 23, 2011 (as supplemented July 30, 2012)

This Supplement provides additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

Effective September 7, 2012, Todd Brux no longer serves as Managing Director and Senior Portfolio Manager for RBC Global Asset Management (U.S.) Inc. Accordingly, all references to and information regarding Mr. Brux are deleted from the SAI.

Brian Svendahl continues to serve the Access Capital Community Investment Fund as portfolio manager.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC U.S. Securitized Asset Fund

Supplement dated September 7, 2012 to the

Prospectus (“Prospectus”) dated November 23, 2011 (as supplemented July 30, 2012)

This Supplement provides additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective September 7, 2012, Brian Svendahl will serve as portfolio manager for the RBC U.S. Securitized Asset Fund. Accordingly, with regard to only the RBC U.S. Securitized Asset Fund, the “Portfolio Managers” sections on pages 40 and 60 of the Prospectus are deleted and replaced respectively with the following:

Portfolio Manager

The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Brian Svendahl, Managing Director and Senior Portfolio Manager of the Advisor, has been the Portfolio Manager of the Fund since 2012.

Portfolio Managers

RBC U.S. Securitized Asset Fund

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Business Experience for Last 5 Years(1)

Brian Svendahl	Managing Director, Senior Portfolio Manager	Portfolio Manager on Fund since 9/2012	20 years	BS, University of Minnesota, BBA and MBA, University of Minnesota, Carlson School of Management, CFA Member	Managing Director and Senior Portfolio Manager at the Advisor since 2005; Risk Manager and Senior Vice President, Wells Fargo Brokerage Services, LLC, 2000-2005

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC U.S. Long Corporate Fund
RBC U.S. Investment Grade Corporate Fund
RBC U.S. High Yield Corporate Fund
RBC U.S. PRisM 1 Fund
RBC U.S. PRisM 2 Fund
RBC U.S. PRisM 3 Fund
RBC U.S. Inflation-Linked Fund
RBC U.S. Securitized Asset Fund

Supplement dated September 7, 2012 to the Statement of Additional
Information (“SAI”) dated November 23, 2011 (as supplemented July 30, 2012)

This Supplement provides additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

Effective September 7, 2012, Todd Brux no longer serves as Managing Director and Senior Portfolio Manager for RBC Global Asset Management (U.S.) Inc. Accordingly, all references to and information regarding Mr. Brux are deleted from the SAI.

Brian Svendahl will serve as portfolio manager for the RBC U.S. Securitized Asset Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE